Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		$ 17,712	$ 17,510
Depreciation		(2,446)	(3,016)	$ (2,551)
Amount at end of year		18,736	17,712	17,510
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		2,649	600	651
Increases charged to profit or loss		66	2,288	123
Depreciation	[1]	(325)	(236)	(173)
Translation differences		(2)	(7)	(5)
Adjustment for inflation	[2]	5	4	4
Reclassifications	[3]	(1,896)
Amount at end of year		$ 497	$ 2,649	$ 600

[1]	Included in “Depreciation of property, plant and equipment” line item in the statement of comprehensive income, see Note 27.
[2]	Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.
[3]	Includes 1,896 reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13), 3 and 11.